Note 16 - Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]	Note 16. Subsequent Events. Management has evaluated subsequent events through the date of the filing of this Annual Report and management noted the following for disclosure.